UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-23035

                  The Gabelli Go Anywhere Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Go Anywhere Trust

Semiannual Report — June 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Ronald S. Eaker	Robert D. Leininger, CFA	Laura S. Linehan, CFA	Gian Maria Magrini, CFA
Chief Investment Officer	Portfolio Manager BS, Pennsylvania State University	Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Portfolio Manager BA, Lehigh University MBA, Wharton School, University of Pennsylvania	Portfolio Manager BS, Fordham University

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) total return of The Gabelli Go Anywhere Trust (the “Fund”) was (1.4)% compared with a total return of 2.7% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 16.0%. The Fund’s NAV per share was $19.62, while the price of the publicly traded shares closed at $20.49 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)

	Year to Date	1 Year	Since Inception (11/02/16)
Gabelli Go Anywhere Trust
NAV Total Return (b)	(1.42)%	5.33%	9.49%
Investment Total Return (c)	16.03	25.75	7.16
S&P 500 Index	2.65	14.37	29.32	(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

The total return reflects changes in the NAV per share and is net of expenses. The inception return is based on a NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(c)

The total return reflects changes in closing market value on the NYSE American. The inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(d)	From October 31, 2016, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2018:

The Gabelli Go Anywhere Trust

U.S. Government Obligations	28.7%
Food and Beverage	7.1%
Energy and Utilities	7.0%
Health Care	6.6%
Financial Services	5.8%
Diversified Industrial	4.8%
Entertainment	4.3%
Building and Construction	3.9%
Equipment and Supplies	3.5%
Machinery	3.3%
Computer Software and Services	3.2%
Real Estate	2.7%
Retail	2.6%
Consumer Products	2.6%
Telecommunications	2.3%

Cable and Satellite	1.9%
Automotive: Parts and Accessories	1.9%
Paper and Forest Products	1.8%
Media	1.1%
Metals and Mining	1.0%
Specialty Chemicals	0.9%
Agriculture	0.6%
Publishing	0.6%
Home Furnishings	0.6%
Aerospace	0.4%
Hotels and Gaming	0.3%
Transportation	0.3%
Consumer Services	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the NYSE American that, as of June 7, 2018, she was not aware of any violation by the Fund of applicable NYSE American corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Go Anywhere Trust

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 71.1%
	Food and Beverage — 7.1%
2,400	Chr. Hansen Holding A/S	$132,161	$221,720
20,000	Cott Corp.	230,656	331,000
50,000	Davide Campari-Milano SpA	251,570	411,358
1,400	Diageo plc, ADR	148,317	201,614
2,000	Dr Pepper Snapple Group Inc.	237,127	244,000
1,800	Fomento Economico Mexicano SAB de CV, ADR	154,512	158,022
200	Huegli Holding AG†	189,775	184,590
1,300	National Beverage Corp.†	60,112	138,970
5,000	Naturex†	827,920	787,098
1,000	Nestlé SA	73,910	77,653
110,000	Parmalat SpA	358,371	371,244
1,100	Pernod Ricard SA	120,840	179,713
1,600	Remy Cointreau SA	135,972	207,402
2,000	The J.M. Smucker Co.	207,146	214,960

		3,128,389	3,729,344

	Energy and Utilities — 7.0%
500	Alerion Cleanpower SpA	1,371	1,822
1,800	Anadarko Petroleum Corp.	75,804	131,850
100	Andeavor	13,152	13,118
400	Avista Corp.	20,158	21,064
9,600	CNX Resources Corp.†	129,939	170,688
12,000	Dril-Quip Inc.†	546,801	616,800
15,000	Evergy Inc.	846,840	842,250
50,000	Mueller Water Products Inc., Cl. A	613,825	586,000
8,200	National Fuel Gas Co.	438,569	434,272
12,000	SCANA Corp.	466,563	462,240
18,000	The AES Corp.	200,138	241,380
40,000	Weatherford International plc†	194,282	131,600

		3,547,442	3,653,084

	Health Care — 6.6%
2,500	Abaxis Inc.	206,515	207,525
14,400	Achaogen Inc.†	158,822	124,704
3,000	Akorn Inc.†	51,052	49,770
2,400	Allergan plc	382,093	400,128
5,000	Bristol-Myers Squibb Co.	263,404	276,700
5,600	Cutera Inc.†	202,953	225,680
1,000	Envision Healthcare Corp.†	44,714	44,010
2,000	Foundation Medicine Inc.†	273,022	273,400
600	Henry Schein Inc.†	45,761	43,584
6,500	Idorsia Ltd.†	66,917	172,624
500	Incyte Corp.†	36,852	33,500
2,000	Johnson & Johnson	231,479	242,680
7,000	K2M Group Holdings Inc.†	128,310	157,500
2,500	Kindred Healthcare Inc.†	22,375	22,500
700	NxStage Medical Inc.†	19,534	19,530
16,000	Patterson Cos., Inc.	433,884	362,720
11,000	Valeant Pharmaceuticals International Inc.†	171,917	255,640

Shares		Cost	Market Value
5,000	Zimmer Biomet Holdings Inc.	$574,122	$557,200

		3,313,726	3,469,395

	Financial Services — 5.8%
2,500	AmTrust Financial Services Inc.	32,679	36,425
2,000	Bank of America Corp.	53,620	56,380
9,000	Citigroup Inc.	522,142	602,280
100	CoBiz Financial Inc.	2,199	2,148
6,500	Flushing Financial Corp.	174,572	169,650
151	Horizon Bancorp Inc.	2,896	3,124
4,086	Icahn Enterprises LP	205,732	290,351
23,000	MoneyGram International Inc.†	293,766	153,870
5,000	Steel Partners Holdings LP†	90,017	84,500
10,000	The Bank of New York Mellon Corp.	443,707	539,300
1,000	The PNC Financial Services Group Inc.	89,359	135,100
4,000	Waddell & Reed Financial Inc., Cl. A	67,777	71,880
6,500	Wells Fargo & Co.	345,573	360,360
10,000	XL Group Ltd.	558,746	559,500

		2,882,785	3,064,868

	Diversified Industrial — 4.6%
1,200	Ampco-Pittsburgh Corp.†	13,185	12,300
18,000	EnPro Industries Inc.	1,266,548	1,259,100
11,000	Griffon Corp.	208,680	195,800
8,000	Myers Industries Inc.	106,587	153,600
12,000	Textron Inc.	608,449	790,920

		2,203,449	2,411,720

	Entertainment — 4.3%
13,000	Grupo Televisa SAB, ADR	237,487	246,350
1,200	Liberty Media Corp.- Liberty Braves, Cl. A†	28,076	30,852
2,000	Liberty Media Corp.- Liberty Braves, Cl. C†	46,198	51,720
16,000	Pandora Media Inc.†	95,632	126,080
5,000	Reading International Inc., Cl. A†	79,291	79,750
439	Reading International Inc., Cl. B†	7,547	13,697
5,524	RLJ Entertainment Inc.†	23,339	25,576
22,000	Twenty-First Century Fox Inc., Cl. B	605,803	1,083,940
8,000	Viacom Inc., Cl. A	317,138	283,600
10,000	Viacom Inc., Cl. B	285,890	301,600

		1,726,401	2,243,165

	Building and Construction — 3.9%
20,000	Armstrong Flooring Inc.†	344,148	280,800
2,000	Bouygues SA	66,937	86,207
22,000	Herc Holdings Inc.†	813,143	1,239,480
2,500	Saferoad Holding ASA	9,530	9,240

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Building and Construction (Continued)
10,000	USG Corp.†	$423,399	$431,200

		1,657,157	2,046,927

	Equipment and Supplies — 3.5%
10,000	CIRCOR International Inc.	398,620	369,600
15,000	Flowserve Corp.	617,852	606,000
25,600	Mueller Industries Inc.	723,507	755,456
1,000	Stratasys Ltd.†	18,420	19,140
2,500	The Eastern Co.	49,118	70,125

		1,807,517	1,820,321

	Machinery — 3.3%
3,000	Astec Industries Inc.	146,865	179,400
100,000	CNH Industrial NV, Borsa Italiana	1,284,121	1,062,232
26,000	CNH Industrial NV, New York	333,633	273,780
4,000	Twin Disc Inc.†	93,475	99,280
10,000	Xerium Technologies Inc.†	132,621	132,400

		1,990,715	1,747,092

	Computer Software and Services — 3.2%
1,000	Business & Decision†	9,251	9,272
4,000	Cotiviti Holdings Inc.†	176,711	176,520
25,000	Digi International Inc.†	310,270	330,000
1,000	Fidessa Group plc	52,984	51,008
700	GrubHub Inc.†	23,959	73,437
45,000	Hewlett Packard Enterprise Co.	620,333	657,450
2,000	Rockwell Automation Inc.	366,390	332,460
2,500	VeriFone Systems Inc.†	57,441	57,050

		1,617,339	1,687,197

	Real Estate — 2.7%
1,000	DCT Industrial Trust Inc., REIT	65,183	66,730
2,000	GGP Inc., REIT	43,184	40,860
20,000	Gramercy Property Trust, REIT	550,899	546,400
15,500	Griffin Industrial Realty Inc.	462,935	681,845
1,500	Vastned Retail Belgium NV, REIT	103,794	86,709
2,500	Victoria Park AB, Cl. B	10,918	10,607

		1,236,913	1,433,151

	Retail — 2.6%
500	Advance Auto Parts Inc.	44,733	67,850
1,500	Cars.com Inc.†	40,247	42,585
30,000	GNC Holdings Inc., Cl. A†	221,533	105,600
16,000	Hertz Global Holdings Inc.†	183,432	245,440
4,000	Ingles Markets Inc., Cl. A	86,080	127,200
80,000	J.C. Penney Co. Inc.†	331,024	187,200
14,700	Lands’ End Inc.†	198,903	410,130
25,000	Rite Aid Corp.†	44,099	43,250
20,000	Vitamin Shoppe, Inc.†	144,594	139,000

		1,294,645	1,368,255

Shares		Cost	Market Value
	Consumer Products — 2.6%
205	Accell Group	$6,492	$4,381
4,000	Edgewell Personal Care Co.†	269,380	201,840
6,500	Energizer Holdings Inc.	273,757	409,240
11,000	Mattel Inc.	178,941	180,620
22,000	Newell Brands Inc.	602,482	567,380

		1,331,052	1,363,461

	Telecommunications — 2.3%
5,042	CenturyLink Inc.	95,099	93,983
7,500	Millicom International Cellular SA, SDR	366,917	442,962
52,023	Sistema PJSC FC, GDR	269,854	141,919
50,000	Sprint Corp.†	347,628	272,000
5,000	United States Cellular Corp.†	191,524	185,200
30,000	VEON Ltd., ADR	113,120	71,400

		1,384,142	1,207,464

	Cable and Satellite — 1.9%
38,000	Iridium Communications Inc.†	370,579	611,800
20,000	Sky plc	250,766	385,763

		621,345	997,563

	Automotive: Parts and Accessories — 1.9%
1,000	Dana Inc.	14,689	20,190
13,000	Federal-Mogul Holdings Corp.†(a)	119,945	130,000
8,000	Modine Manufacturing Co.†	91,240	146,000
7,000	Navistar International Corp.†	179,687	285,040
26,000	Uni-Select Inc.	495,801	413,540

		901,362	994,770

	Paper and Forest Products — 1.8%
20,000	KapStone Paper and Packaging Corp.	693,696	690,000
10,000	Papeles y Cartones de Europa SA	198,254	198,059
1,000	Smurfit Kappa Group plc	43,782	40,523

		935,732	928,582

	Media — 1.1%
14,500	Tribune Media Co., Cl. A	478,387	554,915

	Metals and Mining — 1.0%
1,500	Allegheny Technologies Inc.†	25,274	37,680
10,000	Freeport-McMoRan Inc.	114,554	172,600
18,000	TimkenSteel Corp.†	252,484	294,300

		392,312	504,580

	Specialty Chemicals — 0.9%
10,000	GCP Applied Technologies Inc.†	313,845	289,500
1,800	Oil-Dri Corp. of America	62,993	75,852
4,000	Valvoline Inc.	86,743	86,280

		463,581	451,632

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Agriculture — 0.6%
4,800	Bunge Ltd.	$349,762	$334,608

	Publishing — 0.6%
2,000	Meredith Corp.	113,458	102,000
15,057	The E.W. Scripps Co., Cl. A	208,467	201,613

		321,925	303,613

	Home Furnishings — 0.6%
3,000	Bassett Furniture Industries Inc.	79,800	82,650
3,000	Hunter Douglas NV	207,411	220,714

		287,211	303,364

	Aerospace — 0.4%
600	Harris Corp.	56,628	86,724
1,000	Rockwell Collins Inc.	131,134	134,680

		187,762	221,404

	Hotels and Gaming — 0.3%
1,100	Wynn Resorts Ltd.	101,415	184,074

	Transportation — 0.3%
2,000	GATX Corp.	84,692	148,460

	Consumer Services — 0.2%
2,000	ServiceMaster Global Holdings Inc.†	105,780	118,940

	TOTAL COMMON STOCKS	34,352,938	37,291,949

	RIGHTS — 0.0%
	Health Care — 0.0%
25,000	Innocoll, CVR†(a)	15,000	15,000
3,600	Ocera Therapeutics, CVR†(a)	972	1,404

		15,972	16,404

	TOTAL RIGHTS	15,972	16,404

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Diversified Industrial — 0.2%
$ 100,000	Chart Industries Inc., 1.000%, 11/15/24(b)	$100,000	$122,011

	U.S. GOVERNMENT OBLIGATIONS — 28.7%
15,108,000	U.S. Treasury Bills, 1.588% to 2.005%††, 07/05/18 to 10/25/18	15,066,245	15,067,530

TOTAL INVESTMENTS — 100.0%		$49,535,155	52,497,894

Other Assets and Liabilities (Net)			597,259

PREFERRED STOCK (536,744 preferred shares outstanding)			(21,469,760)

NET ASSETS — COMMON STOCK (1,611,609 common shares outstanding)			$31,625,393

NET ASSET VALUE PER COMMON SHARE ($31,625,393 ÷ 1,611,609 shares outstanding)			$19.62

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of the Rule 144A security amounted to $122,011 or 0.23% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Assets and Liabilities

June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $49,535,155)	$52,497,894
Cash	2,556
Receivable for investments sold	789,838
Dividends and interest receivable	1,274
Prepaid expenses	604

Total Assets	53,292,166

Liabilities:
Foreign currency, at value (cost $97)	97
Distributions payable	14,910
Payable for investments purchased	122,765
Payable for investment advisory fees	43,980
Payable for accounting fees	11,250
Other accrued expenses	4,011

Total Liabilities	197,013

Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series A Cumulative, Puttable, and Callable Preferred Shares ($40 liquidation value, 536,744 shares issued and outstanding)	21,469,760

Net Assets Attributable to Common Shareholders	$31,625,393

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$28,924,704
Accumulated net investment loss	(99,338)
Distributions in excess of net realized gain on investments and foreign currency transactions	(125,948)
Net unrealized appreciation on investments	2,962,739
Net unrealized depreciation on foreign currency translations	(36,764)

Net Assets	$31,625,393

Net Asset Value per Common Share:
($31,625,393 ÷ 1,611,609 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$19.62

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7,899)	$318,442
Interest	113,902

Total Investment Income	432,344

Expenses:
Investment advisory fees	266,429
Legal and audit fees	42,792
Trustees’ fees	24,271
Accounting fees	22,500
Payroll expenses	17,047
Shareholder communications expenses	15,305
Shareholder services fees	15,002
Custodian fees	7,251
Interest expense	452
Miscellaneous expenses	3,585

Total Expenses	414,634

Less:
Expenses paid indirectly by broker (See Note 3)	(707)

Net Expenses	413,927

Net Investment Income	18,417

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	636,773
Net realized loss on foreign currency transactions	(9,659)

Net realized gain on investments and foreign currency transactions	627,114

Net change in unrealized appreciation/depreciation:
on investments	(514,202)
on foreign currency translations	(36,865)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(551,067)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	76,047

Net Increase in Net Assets Resulting from Operations	94,464

Total Distributions to Preferred Shareholders	(536,744)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(442,280)

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment gain/(loss)	$18,417	$(29,139)
Net realized gain on investments and foreign currency transactions	627,114	1,246,548
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(551,067)	2,981,019

Net Increase in Net Assets Resulting from Operations	94,464	4,198,428

Distributions to Preferred Shareholders:
Net investment income	—	(17,681)
Net realized gain	(536,744)*	(1,424,247)
Return of capital	—	(105,683)

Total Distributions to Preferred Shareholders	(536,744)	(1,547,611)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(442,280)	2,650,817

Distributions to Common Shareholders:
Net realized gain	(65,390)*	—
Return of capital	(578,702)*	(322,047)

Total Distributions to Common Shareholders	(644,092)	(322,047)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	28,015	—
Recapture of gain on sale of Fund shares by an affiliate	—	45,000

Net Increase in Net Assets from Fund Share Transactions	28,015	45,000

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(1,058,357)	2,373,770

Net Assets Attributable to Common Shareholders:
Beginning of year	32,683,750	30,309,980

End of period (including undistributed net investment income of $0 and $0, respectively)	$31,625,393	$32,683,750

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Period Ended December 31, 2016 (a)

Operating Performance:
Net asset value, beginning of period	$20.30		$18.82		$18.96	(b)

Net investment income/(loss)	0.01		(0.02)		(0.12)
Net realized and unrealized gain on investments and foreign currency transactions	0.04		2.63		0.32

Total from investment operations	0.05		2.61		0.20

Distributions to Preferred Shareholders: (c)
Net investment income	—		(0.01)		—
Net realized gain	(0.33	)*	(0.89)		—
Return of capital	—		(0.06)		(0.34)

Total distributions to preferred shareholders	(0.33)		(0.96)		(0.34)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(0.28)		1.65		(0.14)

Distributions to Common Shareholders:
Net realized gain	(0.04	)*	—		—
Return of capital	(0.36	)*	(0.20)		—

Total distributions to preferred shareholders	(0.40)		(0.20)		—

Fund Share Transactions:
Recapture of gain on sale of Fund shares by an affiliate	—		0.03		—
Increase in net asset value from common shares issued upon reinvestment of dividends	0.00	(d)	—		—

Net Asset Value Attributable to Common Shareholders, End of Period	$19.62		$20.30		$18.82

NAV total return †	(1.42)%		8.94%		1.95%

Market value, end of period	$20.49		$18.04		$21.03

Investment total return ††	16.03%		(13.27)%		6.48%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$53,095		$54,154		$51,780
Net assets attributable to common shares, end of period (in 000’s)	$31,625		$32,684		$30,310
Ratio of net investment loss to average net assets attributable to common shares before preferred distributions	0.11	%(e)	(0.09)%		(2.02	)%(e)
Ratio of operating expenses to average net assets attributable to common shares(f)	2.58	%(e)(g)	2.50	%(g)	2.95	%(e)
Portfolio turnover rate	65.7%		180.2%		101.5%
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$21,470		$21,470		$21,470
Total shares outstanding (in 000’s)	537		537		537
Liquidation preference per share	$40.00		$40.00		$40.00
Average market value(h)	$42.93		$44.91		$50.97
Asset coverage per share	$98.92		$100.89		$96.47
Asset Coverage	247%		252%		241%

†

The NAV total return reflects changes in the NAV per share and is net of expenses. The inception return is based on an NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

††

The investment total return reflects changes in closing market value on the NYSE American. Inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on September 2, 2016.
(b)	The beginning of period NAV reflects a $0.04 reduction for offering costs associated with the initial public offering.
(c)	Calculated based on average common shares outstanding on record dates throughout the period.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2018, the year ended December 31, 2017, and the period ended December 31, 2016, would have been 1.55%, 1.48%, and 1.73%, respectively.

(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the year ended December 31, 2017, there was no impact on the expense ratios.

(h)

The average market value of the Series A preferred shares is based on weekly prices that are above the liquidation price of a Series A preferred share and these market prices are not likely to be sustainable.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Go Anywhere Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 26, 2015 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is total return, consisting of capital appreciation and current income. Investment operations commenced on September 2, 2016.

Under normal market conditions, the Fund intends to invest primarily in a broad range of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, depositary receipts, and warrants and rights to purchase such securities and, to a lesser extent, in debt securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$864,770	—	$130,000	$ 994,770
Entertainment	2,229,468	$13,697	—	2,243,165
Food and Beverage	3,544,754	184,590	—	3,729,344
Other Industries (a)	30,324,670	—	—	30,324,670
Total Common Stocks	36,963,662	198,287	130,000	37,291,949
Rights (a)	—	—	16,404	16,404
Convertible Corporate Bonds (a)	—	122,011	—	122,011
U.S. Government Obligations	—	15,067,530	—	15,067,530
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$36,963,662	$15,387,828	$146,404	$52,497,894

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series A Cumulative Puttable and Callable Preferred Shares (“Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	—	$1,044,401
Net long term capital gains	—	397,527
Return of capital	$322,047	105,683

Total distributions paid	$322,047	$1,547,611

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$49,625,874	$4,665,906	$(1,793,886)	$2,872,020

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2018, the Fund paid $11,448 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expense paid through the brokerage arrangement during this period was $707.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from the Adviser or its affiliates). During the six months ended June 30, 2018, the Fund accrued $17,047 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Audit Committee Chairman, Nominating Committee Chairman, and Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $28,385,092 and $25,306,732, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of capital shares of $0.001 par value, which the Board may classify from time to time as common shares of beneficial interest or preferred shares. On September 2, 2016, the Fund offered up to 2,000,000 combinations consisting of three common shares and one $40.00 Preferred Share. This offering was in addition to 1,713 combinations issued previously as seed capital for $166,161. Pursuant to the offering on September 2, 2016, the Fund issued 535,031 combinations receiving proceeds of $51,898,007, before deduction of offering expenses of $63,609. On November 2, 2016, the combination split and began trading separately on the NYSE American as common shares and preferred shares. The Board has authorized the Fund to repurchase its common shares in the open market when the common shares are trading at a discount from NAV of 7.5% or more (or such other percentage as the Board may determine from time to time) and to repurchase its Preferred Shares when trading at a discount to its liquidation preference. There were no common or Preferred Shares repurchased during the six months ended June 30, 2018 and the year ended December 31, 2017.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	1,377	$28,015	—	—

At no later than 30 days prior to September 2, 2021, the then outstanding common shares will be subject to a tender offer at a price per common share determined by the Board and expressed as a percentage (but not less than 95%) of the NAV per common share most recently determined as of the close of business on the last business day prior to the date the Fund purchases common shares.

The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $40 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The liquidation value of the Preferred Shares is $40 per share. The Preferred Shares had an annual dividend rate of 8.00% through June 2017, 5.00% for the subsequent eight dividend periods ending on or prior to June 26, 2019, and for all subsequent distribution periods, an annualized rate of 200 basis points over the then current yield of the ten year U.S. Treasury Note at the date such rate for the applicable distribution periods is

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

fixed by the Board, provided that such annualized rate for the subsequent distributions will be no less than 5% nor greater than 7% based on the $40 liquidation preference. The Fund will redeem all or any part of the Preferred Shares that holders have properly submitted for redemption during the thirty day period prior to each of September 26, 2019 and September 26, 2021 at the liquidation value plus any accumulated and unpaid dividends. At June 30, 2018, 536,744 Preferred Shares were outstanding and accrued dividends amounted to $14,910.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Significant Shareholder. As of June 30, 2018, 79.6% of the common shares and 73.4% of the Preferred Shares were beneficially owned by the Adviser or its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 14, 2018 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2018 in Greenwich, Connecticut. At that meeting, common and preferred shareholders voting together as a single class, elected Michael J. Melarkey as a Trustee of the Fund. A total of 2,084,982 votes were cast in favor of this Trustee and a total of 1,288 votes were withheld for this Trustee.

Mario J. Gabelli, Anthony S. Colavita, Frank J. Fahrenkopf, Jr., and Kuni Nakamura continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Go Anywhere Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Go Anywhere Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 505000, Louisville, KY 40233 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GO ANYWHERE TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Go Anywhere Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange MKT, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Laura S. Linehan, CFA, joined G.research in 1995 and has served as a portfolio manager of the TETON Westwood Mighty Mites Fund since its inception in 1998. Ms. Linehan also serves as a portfolio manager for Gabelli Funds, LLC. Prior thereto, Ms. Linehan was an investment banker at Smith Barney and a financial analyst and systems engineer at IBM. Ms. Linehan holds an MBA in Finance and Public Policy from The Wharton School of Business, University of Pennsylvania and a Bachelor of Arts in Biology from Lehigh University.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the operations and research departments. Mr. Magrini earned a Bachelor of Science in Finance from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per common share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGOX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

President

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President

Advanced Polymer, Inc.

OFFICERS

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGO Q2/2018

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2018 through 01/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,610,232 Preferred Series A – 536,744
Month #2 02/01/2018 through 02/28/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,610,232 Preferred Series A – 536,744
Month #3 03/01/2018 through 03/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,610,232 Preferred Series A – 536,744
Month #4 04/01/2018 through 04/30/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,610,232 Preferred Series A – 536,744
Month #5 05/01/2018 through 05/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,610,232 Preferred Series A – 536,744
Month #6 06/01/2018 through 06/30/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,611,609 Preferred Series A – 536,744

Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Go Anywhere Trust

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 8/27/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.